Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Summary Of Income Tax Expense/(Benefit) By Tax Jurisdiction

	Year ended December 31,
	2009	2010	2011
Deferred tax expense (benefit)
The Netherlands	$(15,959)	$6,085	$4,322
Ireland	20,711	18,446	6,668
United States of America	(5,444)	(2,252)	4,317
Sweden	171	6	633
Other	(47)	—	—
	(568)	22,285	15,940
Current tax expense (benefit)
United States of America	1,521	(764)	(1,730)
The Netherlands	—	673	1,250
	1,521	(91)	(480)

Income tax expense (benefit)	$953	$22,194	$15,460

Reconciliation Of Statutory Income Tax Expense/(Benefit)

	Year ended December 31,
	2009	2010	2011
Income tax expense at statutory income tax rate	$51,921	$65,848	$57,513

Valuation allowance (1)	14,746	27,400	9,661
Income arising from non taxable items (permanent
differences) (2)	(13,836)	(20,454)	(8,089)
Tax on global activities (3)	(51,878)	(50,600)	(43,625)
	(50,968)	(43,654)	(42,053)

Actual income tax expense (benefit)	$953	$22,194	$15,460

(1) Relates to losses and credit forwards in our Dutch tax jurisdiction, which expire with time, triggering the valuation allowance.

(2) Relates to non taxable income arising from aircraft with a higher tax basis.

(3) The following tables summarizes our global tax activities into each specific tax jurisdiction for each of the years presented:

Schedule Of Global Tax Activities

	Year ended December 31, 2009
		Local	Variance to Dutch	Tax variance as a
	Pre-tax	statutory	statutory tax rate	result of global
	income (loss)	tax rate (1)	of 25.5%	activities (2)
Tax jurisdiction
The Netherlands	$(120,135)	25.5%	0.0%	$—
Ireland	162,520	12.5%	(13.0%)	(21,128)
United States of America	(10,519)	37.3%	11.8%	(1,241)
Sweden	912	19.0%	(6.5)%	(59)
Isle of Man	115,492	0.0%	(25.5)%	(29,450)
	$148,270			$(51,878)

Income arising from non taxable items	55,340
Income from continuing operations
before income tax	$203,610

	Year ended December 31, 2010
		Local	Variance to Dutch	Tax variance as a
	Pre-tax	statutory	statutory tax rate	result of global
	income (loss)	tax rate (1)	of 25.0%	activities (2)
Tax jurisdiction
The Netherlands	$(82,943)	25.0%	0.0%	$—
Ireland	147,291	12.5%	(12.5%)	(18,411)
United States of America	(7,676)	37.6%	12.6%	(967)
Sweden	26	18.7%	(6.3)%	(2)
Isle of Man	124,878	0.0%	(25.0)%	(31,220)
	$181,576			$(50,600)

Income arising from non taxable items	76,650
Income from continuing operations
before income tax	$258,226

	Year ended December 31, 2011
		Local	Variance to Dutch	Tax variance as a
	Pre-tax	statutory	statutory tax rate	result of global
	income (loss)	tax rate (1)	of 25.0%	activities (2)
Tax jurisdiction
The Netherlands	$(33,149)	25.0%	0.0%	$—
Ireland	91,973	12.5%	(12.5%)	(11,497)
United States of America	5,204	37.6%	12.6%	656
Sweden	3,384	18.7%	(6.3)%	(213)
Isle of Man	130,284	0.0%	(25.0)%	(32,571)
	$197,696			$(43,625)

Income arising from non taxable items	32,355
Income from continuing operations
before income tax	$230,051

(1) The local statutory income tax expense for our significant tax jurisdictions (The Netherlands, Ireland and Isle of Man) does not differ from the actual income tax expense.

(2) The tax variance as a result of global activities is mainly caused by our operations in countries with a lower statutory tax rate than the statutory tax rate in The Netherlands.

Deferred Tax Assets And Liabilities

	December 31, 2010
	The
	Netherlands	Ireland	U.S.	Sweden
Depreciation/Impairment	$(13,686)	$73,704	$32,284	$—
Debt	—	18,662	—	—
Share-based compensation	—	—	(778)	—
Inventory	—	—	(6,575)	—
Intangibles	—	3,800	4,581	—
Lessee receivables	—	—	(611)	—
Loss-making contracts	—	—	(481)	—
Interest expense	—	—	(12,936)	—
Accrued maintenance liability	(2,574)	2,320	(6,804)	—
Obligations under capital leases and debt obligations	—	(6,484)	—	—
Investments	—	(2,500)	—	—
Losses and credits forward	(64,346)	(126,049)	(15,745)	(8,471)
Other	(4,610)	1,571	(3,528)	—
Valuation allowance on tax assets	44,696	—	—	—
Net deferred tax (asset) liability	$(40,520)	$(34,976)	$(10,593)	$(8,471)

	December 31, 2011
	The
	Netherlands	Ireland	U.S.	Sweden
Depreciation/Impairment	$(15,251)	$146,675	$(1,599)	$—
Debt	—	16,516	—	—
Intangibles	—	2,452	—	—
Loss-making contracts	—	—	1,828	—
Interest expense	—	—	(8,174)	—
Accrued maintenance liability	—	(3,859)	(1,731)	—
Obligations under capital leases and debt obligations	—	(6,064)	—	—
Investments	—	(2,500)	—	—
Losses and credits forward	(73,861)	(186,477)	(6,058)	(7,316)
Other	(2,222)	1,157	814	55
Valuation allowance on tax assets	54,357	—	—	—
Net deferred tax (asset) liability	$(36,977)	$(32,100)	$(14,920)	$(7,261)

Summary Of Valuation Allowance

	Year ended December 31,
	2009	2010	2011
Valuation allowance at beginning of period	$2,550	$17,296	$44,696
Increase of allowance to income tax provision	14,746	27,400	9,661
Valuation allowance at end of period	$17,296	$44,696	$54,357